Stock Based Compensation - Summary of Status of Company's Non-vested Shares (Details)	6 Months Ended
Jun. 30, 2025 $ / shares shares
Share-Based Payment Arrangement [Abstract]
Number of shares, Granted | shares	3,106,929
Number of shares, Vested | shares	(1,119,091)
Number of shares, Non-vested, June 30, 2025 | shares	1,987,838
Weighted average grant date fair value per non-vested share, Granted | $ / shares	$ 2.55
Weighted average grant date fair value per non-vested share, Vested | $ / shares	(2.55)
Weighted average grant date fair value per non-vested share, Non-vested, June 30, 2025 | $ / shares	$ 2.55